Net (Loss) Income Per Share - Additional Information (Details) - shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021
Stock options
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	1.9	0.8
pRSUs
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	1.9	0.3
Warrants
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	0.6	1.1
Convertible Notes
Earning Per Share Basic And Diluted [Line Items]
Anti-dilutive effect on EPS (in shares)	44.5